Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Employee Benefit Plans [Abstract]
2022	¥ 13,659
2023	13,252
2024	13,953
2025	14,671
2026	14,098
2027-2031	¥ 63,079